FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-----------------
(Signature)

White Plains, New York
----------------------
(City, State)

August 8, 2005
--------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $54,629 (thousands)

List of Other Included Managers:

         None

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                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/05                       Name of Reporting Manager:  Troob Capital Management LLC

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

Abitibi-Consolidated Inc         COM              003924107    1,592     357,304   SH        SOLE              357,304   -      -
BE Aerospace Inc                 COM              073302101    4,336     277,411   SH        SOLE              277,411   -      -
Bowater Inc                      COM              102183900       64         733   SH  CALL  SOLE                  733   -      -
Charter Communications Inc D     CL A             16117M107      641     543,038   SH        SOLE              543,038   -      -
Comcast Corp New                 CL A             20030N101    5,025     163,676   SH        SOLE              163,676   -      -
Constar Intl Inc New             COM              21036U107      295      78,900   SH        SOLE               78,900   -      -
Crown Holdings Inc               COM              228368906       93         884   SH  CALL  SOLE                  884   -      -
Crown Holdings Inc               COM              228368106    6,999     491,826   SH        SOLE              491,826   -      -
CVS Corp                         COM              126650100    4,506     155,012   SH        SOLE              155,012   -      -
General Motors Corp              COM              370442955      316       1,344   SH  PUT   SOLE                1,344   -      -
General Motors Corp              COM              370442955      188         399   SH  PUT   SOLE                  399   -      -
General Motors Corp              COM              370442105    3,836     112,829   SH        SOLE              112,829   -      -
Georgia-Pacific Corp.            COM              373298108    3,200     100,623   SH        SOLE              100,623   -      -
Giant Industries Inc             COM              374508109    4,245     117,928   SH        SOLE              117,928   -      -
Grey Wolf Inc                    COM              397888108    1,803     243,286   SH        SOLE              243,286   -      -
IShares Trust                    RUSSELL 2000     464287655      879      13,800   SH        SOLE               13,800   -      -
IShares Trust                    RUSSELL 2000     464287955       92       3,684   SH  PUT   SOLE                3,684   -      -
IShares Trust                    RUSSELL 2000     464287955       30         331   SH  PUT   SOLE                  331   -      -
IShares Trust                    RUSSELL 2000     464287955      164         992   SH  PUT   SOLE                  992   -      -
Methanex Corp.                   COM              59151K108    1,241      75,765   SH        SOLE               75,765   -      -
Nations Health Warrants          W EXP 8/24/2007  63860C118      327     272,415   SH        SOLE              272,415   -      -
Northwest Airlines Corp          CL A             667280101    1,248     273,581   SH        SOLE              273,581   -      -
Oil Services Holders Trust       COM              678002956      146         471   SH  PUT   SOLE                  471   -      -
Oil Services Holders Trust       COM              678002956       17         494   SH  PUT   SOLE                  494   -      -
PanAmSat Holding Corp            COM              69831Y105      330      16,100   SH        SOLE               16,100   -      -
Parker Drilling Co.              COM              701081101    5,292     754,874   SH        SOLE              754,874   -      -
Payless Shoesource Inc           COM              704379906      589         818   SH  CALL  SOLE                  818   -      -
Payless Shoesource Inc           COM              704379906      185         951   SH  CALL  SOLE                  951   -      -
Polyone Corp                     COM              73179P106      746     112,700   SH        SOLE              112,700   -      -
Smurfit-Stone Container Corp     COM              832727101      854      83,995   SH        SOLE               83,995   -      -
Tenet Healthcare Corp            COM              88033G900      540       4,317   SH  CALL  SOLE                4,317   -      -
United Rentals Inc               COM              911363109    4,181     206,887   SH        SOLE              206,887   -      -
Visteon Corp                     COM              92839U107      439      72,726   SH        SOLE               72,726   -      -
Young Broadcasting Inc           CL A             987434107      191      46,089   SH        SOLE               46,089   -      -


                                               Value Total   $54,629

                                               Entry Total:       34
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